SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of expected useful lives of property and equipment

Buildings	20 years
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Machinery	5-10 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years
Solar power systems	20 years

Schedule of useful life intangible assets
Technical know-how	10 years
Computer software	1-10 years

Schedule of gross prepayments made to individual suppliers in excess of 10% of total advances to suppliers
	At December 31, 2013	At December 31, 2014
	$	$
Supplier A	18,506,251	16,268,349
Supplier B	10,497,138	10,459,225
Supplier C	9,840,223	9,804,708
Supplier D	2,904,207	9,389,406